Breakdown of expenses by nature	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Breakdown of expenses by nature
9.	Breakdown of expenses by nature

9.1	Depreciation, amortization and impairments

(in €‘000)	2021	2020	2019
Included in selling and distribution expenses:
Depreciation of right-of-use assets	92	153	240
Included in general and administrative expenses:
Depreciation of property, plant and equipment	5,623	4,309	4,406
Impairments of property, plant and equipment	354	466	272
Reversal of impairments of property, plant and equipment	(381)	—	—
Depreciation of right-of-use assets	3,316	1,652	1,072
Amortization of intangible assets	2,720	3,737	2,338
Total	11,724	10,317	8,328
9.2 Employee benefits expenses

(in €‘000)	2021	2020	2019
Included in selling and distribution expenses:
Wages and salaries	1,527	1,961	3,625
Social security costs	178	266	515
Pension costs	144	239	396
Termination benefits	11	360	—
Other employee costs	34	78	263
Contingent workers	4	3	139
Subtotal	1,898	2,907	4,938
Included in general and administrative expenses:
Wages and salaries	9,951	12,190	12,855
Social security costs	1,262	1,666	1,826
Pension costs	1,025	1,479	1,403
Termination benefits	42	2,674	—
Share-based payment expenses	89,636	2,450	—
Other employee costs	219	410	833
Contingent workers	3,358	3,012	9,564
Capitalized hours	(467)	(332)	(4,504)
Subtotal	105,025	23,549	21,977
Total	106,923	26,456	26,915
Termination benefits
The Group incurred termination benefits in connection with the restructuring of its operations in 2020. Refer to Note 25 for details.
Average number of employees
During 2021, 149 employees were employed on a full-time basis (2020: 189, 2019: 273). Of these employees, 48 were employed outside the Netherlands (2020: 52, 2019: 63).
Pension plans
The Netherlands

In the Netherlands, the Group voluntarily participates in the industry-wide pension fund for civil servants “ABP”. All Dutch employees are covered by this plan, which is financed by both employees and the employer. The pension benefits are related to the employee’s average salary and the total employment period covered by the plan. The Group has no further payment obligations once the contributions have been paid.
As the ABP pension plan contains actuarial risks, i.e. a recovery contribution is charged as part of the annual contribution, it does not qualify as a defined contribution plan under IAS 19 and thus qualifies as a defined benefit plan. Under IAS 19, the ABP pension plan qualifies as a multi-employer plan. The Group’s proportionate share in the total multi-employer plan is insignificant.
The Group should account for its proportionate share of this multi-employer plan, which is executed by ABP. However, ABP is unwilling to provide the information to perform such an actuarial valuation to the Group. As such, the ABP plan is treated as a defined contribution pension plan for accounting purposes. The contributions are treated as an employee benefit expense in the consolidated statement of profit or loss when they are due. The expense recognized in relation to the ABP pension plan in 2021 was €1,034 thousand (2020: €1,716 thousand, 2019: €1,697 thousand)
.
The contributions to the ABP pension plan for the year ending December 31, 2022 are expected to be in line with the contributions paid for the year ended December 31, 2021.
The pension plan of the Group in the Netherlands is administered by Stichting Pensioenfonds ABP (“the fund”). The most important characteristics of this pension plan are:

•	The plan provides a retirement and survivor’s pension.

•	The pension plan is an average pay plan.

•	The retirement age depends on the AOW retirement age.

•	The board of the fund sets an annual contribution for the retirement pension, partner’s pension and orphan’s pension which is based on the actual funding ratio of the fund.

•
If the fund holds sufficient assets, the board of the fund can increase the accrued benefits of (former) employees and retirees in line with the consumer price index for all households. This indexation is therefore conditional. There is no right to indexation and it is not certain for the longer term whether and to what extent indexations will be granted. The board of the fund decides annually to what extent pension benefits and pension benefits are adjusted.

•	The board of the fund can decide to reduce the accrued benefits of (former) employees and retirees in case the funding level is below the legally required level.
The main features of the implementation agreement are:

•	Participation in the ABP pension fund is mandatory for the employees of the Group.

•
The Group is only obliged to pay the fixed contributions. The Group, under no circumstances, has an obligation to make an additional payment and does not have the right to a refund. Therefore, the Group has not recorded a pension liability.

The funding ratio of the fund as at December 31, 2021 was 110.2% (December 31, 2020: 93.5%, December 31, 2019: 97.8%). The policy funding ratio as at December 31, 2021 was 102.8% (December 31, 2020: 87.6%, December 31, 2019: 95.8%), which is below the required minimum of 104.0% as prescribed by De Nederlandsche Bank (DNB). As a result, a funding deficit exists. The policy funding ratio is lower than the required funding ratio of 110.0% (December 31, 2020: 126.0%, December 31, 2019: 128.0%) and therefore a reserve deficit exists as well. The fund will therefore submit a recovery plan to DNB in 2021 (similarly as to what the fund did in 2020), demonstrating how the fund expects the funding ratio to recover to the level of the required funding ratio within ten years. The board has also drawn up a financial crisis plan that describes which additional measures can be taken to make timely recovery possible. If it turns out that the fund cannot recover in time, the board will have to take additional measures in accordance with the financial crisis plan. At this moment, the fund does not anticipate any positive or negative adjustments in pensions and or contributions, but this can be the case in the near future if the funding ratio does not improve towards the minimum requirements.
Belgium
The Group operates a defined contribution pension plan in Belgium. Statutory minimum interest rates apply to the contributions paid. If in any year the pension contribution is insufficient to cover the minimum yield and if the means in the premium reserve / depot are not sufficient to finance the deficit, the employer should finance the deficit by paying an additional contribution into the depot. Therefore, although the plan has many characteristics of a defined contribution plan, it qualifies as a defined benefit plan under IAS 19 due to the employer’s obligation to finance the plan’s minimum guaranteed returns. These should be quantified and recognized as a liability in the Group’s consolidated statement of financial position. However, given the limited number of participants, limited annual contributions of €10 thousand in 2021 (2020: €27 thousand, 2019: €27 thousand) and as the plan started as of 2016, the current underfunding and the resulting pension liability under IAS 19 is expected to be limited. The Group estimates that the resulting pension liability is immaterial to the consolidated financial statements and therefore the Group has not recorded a pension liability for this plan in the consolidated statement of financial position. The contributions to the defined contribution pension plan in Belgium for the year ending December 31, 2022 are expected to be in line with the contributions paid for the year ended December 31, 2021.
Other countries
The Group solely operates defined contribution plans in Germany, United Kingdom, Sweden and Norway. The Group’s legal or constructive obligation for these plans is limited to the Group’s contributions. The expense recognized in relation to these defined contribution pension plans was €75 thousand in 2021 (2020: €124 thousand, 2019: €101 thousand). The contributions to these defined contribution pension plans for the year ending December 31, 2022 are expected to be in line with the contributions paid for the year ended December 31, 2021.
Other post-employment benefits and other long-term employee benefits:
France
A retirement indemnity plan (‘Indemnités de fin de carrière’) applies to the Group’s employees in France, which qualifies as an other post-employment benefit under IAS 19. The retirement benefit depends on the number of service years within the industry and the Group. The benefit equals 1/4 th
of the average monthly salary for the first ten years of seniority and 1/3 rd
of the average monthly salary for the service years thereafter. Contributions for the retirement indemnity plan are obligations from past events with a probable outflow for which reliable estimates can be made. The Group should therefore record a provision for these obligations on its consolidated statement of financial position. However, given the limited number of employees in France, the Group believes that the resulting liability is limited. The Group estimates that the resulting liability is immaterial to the consolidated financial statements and therefore has not recorded a provision for this plan. Consequently, the contributions are treated as an employee benefit expense in the consolidated statement of profit or loss when they are due. The expense recognized in relation to the ‘Indemnités de fin de carrière’ indemnity plan in 2021 was €49 thousand (2020: €48 thousand, 2019: €43 thousand).
The Netherlands
Jubilee plan
The Group operates a jubilee plan for all active employees under the Dutch collective labor agreement (CLA) for energy networking companies (CAO NWb). The most recent actuarial valuations of the present value of the long-term employee benefits were carried out as at December 31, 2021. The valuation is carried out with a discount rate of 0.8% (December 31, 2020: 0.3%), an expected rate of salary increase of 2.50%
and a retirement age of 68 years (December 31, 2020: 67 years). The provision recorded on the Group’s consolidated statement of financial position amounts to €73 thousand as at December 31, 2021 (December 31, 2020: €78 thousand).
The amounts recorded in the consolidated statement of financial position and the movements in the jubilee provision over all reporting periods presented, are as follows:

(in €‘000)	2021	2020
Jubilee provision – Opening	78	363
Current service cost	11	122
Past service cost	(19)	(380)
Interest cost	—	3
Remeasurements	3	(30)
Total amount recognized in the consolidated statement of profit or loss	(5)	(285)
Employer contributions	—	70
Benefit payments	—	(70)
Jubilee provision – Closing	73	78
For the year ended December 31, 2021, past service costs of positive €19 thousand are the result of a change in the jubilee plan as part of the new company collective labor agreement which became effective on April 1, 2021. For the year ended December 31, 2020, past service costs of positive €380 thousand comprise of €269 thousand due to a reduction of the number of participants in the jubilee plan as a result of the Group’s restructuring in 2020 (refer to Note 25 for details) and €111 thousand due to the change in the jubilee plan as part of the new collective labor agreement (‘CAO NWb’) which became effective on January 1, 2020.
Senior leave plan
Additionally, the Group operates a senior leave plan for its employees in the Netherlands. As the amount of benefits (i.e. additional leave) provided under the plan is limited, the Group does not contract any additional hours to replace the respective employees. In addition, only a limited number of employees is entitled to seniority leave as of December 31, 2021. The Group estimates that the resulting liability is immaterial to the consolidated financial statements and therefore the Group has not recorded a pension liability for this plan in the consolidated statement of financial position.